Restatement (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Restatement
Derivative liabilities	$ 1,088,423		$ 1,088,423		$ 1,857,252	[1]
Decreased in additional paid in capital					2,614,795
Stock compensation expenses					103,759
Change in fair value of derivative liabilities	$ 821,528		$ (334,990)		$ 861,302

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis